FINANCIAL INSTRUMENTS - Disclosure of fair value measurement (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Foreign exchange forward contracts designated as cash flow hedges	$ 229	$ 0
Financial assets and liabilities	228	(878)
Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities	228	(878)
Financial assets [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange forward contracts designated as cash flow hedges	229	0
Financial assets [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange forward contracts designated as cash flow hedges	229	0
Financial liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange forward contracts designated as cash flow hedges	(1)	(878)
Financial liabilities [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange forward contracts designated as cash flow hedges	$ (1)	$ (878)